UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22027
FundVantage Trust
(Exact name of registrant as specified in charter)
301 Bellevue Parkway
Wilmington, DE 19809
(Address of principal executive offices) (Zip code)
Joel L. Weiss
BNY Mellon Investment Servicing (US) Inc.
103 Bellevue Parkway
Wilmington, DE 19809
(Name and address of agent for service)
Registrant’s telephone number, including area code: 302-791-1851
Date of fiscal year end: July 31
Date of reporting period: January 31, 2011
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Reports to Shareholders are attached herewith.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund
Fund Performance Review
January 31, 2011 (Unaudited)

Credit Quality as of January 31, 2011
(as a percentage of total investments)

Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use Standard & Poor’s or Fitch. The ratings represent the credit quality of the underlying securities and not that of the Fund. The ratings do not predict performance and are subject to change.

Investment Style

High-quality, intermediate-term, tax-exempt

Investment Objective

The Fund seeks high current income that is exempt from federal and Hawaii income tax by investing at least 80% of its net assets in investment grade municipal obligations. The Fund normally invests greater than 50% of its assets in Hawaii municipal obligations — debt securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii income tax as well as federal income tax.

Investment Considerations

Income received from the Fund may be subject to certain state and local taxes and, depending on one’s tax status, to the federal alternative minimum tax. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Generally, bond prices and values fall when interest rates rise, and vice versa. The longer the average maturity of the Fund’s portfolio, the greater the fluctuation in value. Since the Fund invests significantly in securities of issuers in Hawaii, it will also be affected by a variety of Hawaii’s economic and political factors. The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating.

Investment Process

•	Top-down macroeconomic analysis of interest rate trends
•	Bottom-up credit research to identify high quality bonds

Investment Management

Advised by Asset Management Group of Bank of Hawaii (AMG)

•	As of January 31, 2011, AMG manages $2.2 billion in mutual fund assets. In addition, AMG personnel also manage approximately $2.2 billion in assets on behalf of Bank of Hawaii clients.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund
Fund Performance Review
January 31, 2011 (Unaudited)

Average Annual Total Returns as of January 31, 2011

	Six Months*	1 Year	3 Year	5 Year	10 Year

Class Y Shares	-1.63%	1.23%	2.76%	3.19%	3.89%
Barclays Capital Municipal Hawaii Bond Index	-2.23%	1.10%	3.91%	4.23%	4.70%

* Not Annualized

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares,when redeemed, may be worth more or less than the original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. To obtain performance information current to the most recent month end, please call 1-800-258-9232.

The Fund’s total annual gross and net operating expense ratio for Class Y Shares are 0.29% and 0.09%, respectively, as disclosed in the Fund’s prospectus dated November 30, 2010. The Adviser has contractually agreed to waive its Advisory fees until November 30, 2012. Additional information pertaining to the Fund’s expense ratio for the six-month period ended January 31, 2011 can be found in the financial highlights.

The performance of the Pacific Capital Tax-Free Securities Fund is measured against the Barclays Capital Municipal Hawaii Bond Index, a rules-based, market-value weighted index engineered for the long-term tax-exempt Hawaii bond market. The index has four main sectors: general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

The Pacific Capital Funds are distributed by BNY Mellon Distributors Inc. The Asset Management Group of Bank of Hawaii is the investment adviser to the Fund and receives a fee for its services.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund
Fund Performance Review
January 31, 2011 (Unaudited)

Credit Quality as of January 31, 2011
(as a percentage of total investments)

Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use Standard & Poor’s or Fitch. The ratings represent the credit quality of the underlying securities and not that of the Fund. The ratings do not predict performance and are subject to change.

Investment Style

High-quality, short-intermediate term, tax-exempt

Investment Objective

The Fund seeks high current income that is exempt from federal and Hawaii income tax by investing at least 80% of its net assets in investment grade municipal obligations. The Fund normally invests greater than 50% of its assets in Hawaii municipal obligations — debt securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii income tax as well as federal income tax. The Fund seeks to provide greater price stability than a long-term bond fund.

Investment Considerations

Income received from the Fund may be subject to certain state and local taxes and, depending on one’s tax status, to the federal alternative minimum tax. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Generally, bond prices and values fall when interest rates rise, and vice versa. Intermediate term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Since the Fund invests significantly in securities of issuers in Hawaii, it will also be affected by a variety of Hawaii’s economic and political factors. The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating.

Investment Process

•	Top-down macroeconomic analysis of interest rate trends
•	Bottom-up credit research to identify high quality bonds

Investment Management

Advised by Asset Management Group of Bank of Hawaii (AMG)

•	As of January 31, 2011, AMG manages $2.2 billion in mutual fund assets. In addition, AMG personnel also manage approximately $2.2 billion in assets on behalf of Bank of Hawaii clients.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund
Fund Performance Review
January 31, 2011 (Unaudited)

Average Annual Total Returns as of January 31, 2011

	Six Months*	1 Year	3 Year	5 Year	10 Year

Class Y Shares	-0.30%	0.80%	2.03%	2.78%	2.85%
Barclays Capital Municipal Hawaii 3-Year Bond Index	-0.52%	1.03%	3.55%	4.14%	3.80%

* Not Annualized

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares,when redeemed, may be worth more or less than the original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. To obtain performance information current to the most recent month end, please call 1-800-258-9232.

The Fund’s total annual gross and net operating expense ratio for Class Y Shares are 0.43% and 0.23%, respectively, as disclosed in the Fund’s prospectus dated November 30, 2010. The Adviser has contractually agreed to waive its Advisory fees until November 30, 2012. Additional information pertaining to the Fund’s expense ratio for the six-month period ended January 31, 2011 can be found in the financial highlights.

The performance of the Pacific Capital Tax-Free Short Intermediate Securities Fund is measured against the Barclays Capital Municipal Hawaii 3-Year Bond Index, which is the 2-4 year component of the Barclays Capital Hawaii Municipal Bond Index and is a rules-based, market-value weighted index engineered for the Hawaii tax-exempt bond market. The index has four main sectors: general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

The Pacific Capital Funds are distributed by BNY Mellon Distributors Inc. The Asset Management Group of Bank of Hawaii is the investment adviser to the Fund and receives a fee for its services.

PACIFIC CAPITAL FUNDS

Fund Expense Disclosure
January 31, 2011
(Unaudited)

Expense Examples

As a shareholder of the Pacific Capital Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Pacific Capital Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 through January 31, 2011.

Actual Expenses

The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PACIFIC CAPITAL FUNDS

Fund Expense Disclosure (Concluded)
January 31, 2011
(Unaudited)

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		8/1/10	1/31/11	8/1/10–1/31/11	8/1/10–1/31/11

Pacific Capital Tax-Free Securities Fund
Actual Fund Return	Class Y	$1,000.00	$983.70	$0.50	0.10%
Hypothetical Fund Return	Class Y	1,000.00	1,024.70	0.51	0.10
Pacific Capital Tax-Free Short Intermediate Securities Fund
Actual Fund Return	Class Y	$1,000.00	$997.00	$1.26	0.25%
Hypothetical Fund Return	Class Y	1,000.00	1,023.93	1.28	0.25

*	Expenses are equal to the average account value times a Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year (184) divided by the number of days in the fiscal year (365).
**	Annualized.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund
Portfolio of Investments
January 31, 2011
(Unaudited)

	Principal
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS (99.0)%
Arizona (4.0)%
Arizona Water Infrastructure Finance Authority Revenue, Series A, Water Quality, 5.00%, 10/01/30, Callable 10/01/20 @ 100	2,500,000	2,540,075
Phoenix Civic Improvement Corp., Civic Plaza, Convertible CAB, Series B, 0.00%, 07/01/31, NATL-RE, FGIC	7,255,000	6,194,101
Scottsdale City GO, Unrefunded Portion, 5.38%, 07/01/16, Callable 07/01/11 @ 101	1,605,000	1,649,298

		10,383,474

California (0.6)%
Norwalk-La Mirada Unified School District GO, CAB, Series B, 0.00%, 08/01/27 (a), AGM-CR, FGIC	5,000,000	1,688,700

Florida (1.7)%
Orlando Utilities Commission, Water and Electric Revenue, Series D, ETM, 6.75%, 10/01/17	3,725,000	4,338,992

Georgia (3.6)%
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series P, 6.25%, 07/01/11, AMBAC	1,440,000	1,473,955
Municipal Electric Authority Power Revenue, Series W, ETM, 6.60%, 01/01/18, NATL-RE, IBC, BNYM	390,000	488,651
Municipal Electric Authority Power Revenue, Series W, Unrefunded Portion, 6.60%, 01/01/18, NATL-RE, IBC, BNYM	6,350,000	7,315,899

		9,278,505

Hawaii (69.9)%
Hawaii County GO, Series A, 5.60%, 05/01/13, NATL-RE, FGIC	605,000	665,893
Hawaii County GO, Series A, 5.25%, 07/15/17	1,655,000	1,907,503
Hawaii County GO, Series A, 5.25%, 07/15/23, Callable 07/15/14 @ 100, NATL-RE	595,000	635,537
Hawaii County GO, Series A, 6.00%, 07/15/26, Callable 07/15/18 @ 100	1,655,000	1,830,463
Hawaii County GO, Series A, 4.00%, 03/01/28, Callable 03/01/20 @ 100	2,470,000	2,265,780
Hawaii State Airports System Revenue, AMT, 5.63%, 07/01/18, Callable 07/01/11 @ 100, NATL-RE, FGIC	3,000,000	3,036,630
Hawaii State Airports System Revenue, Second Series, AMT, ETM, 6.90%, 07/01/12, NATL-RE, IBC	6,660,000	6,989,404

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
January 31, 2011
(Unaudited)

	Principal
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, Series A, 5.00%, 07/01/22, Callable 07/01/20 @ 100	1,000,000	1,025,620
Hawaii State Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., Inc., AMT, 5.70%, 07/01/20, Callable 09/07/10 @ 101, AMBAC	3,000,000	2,989,050
Hawaii State Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., Inc., Series A, 4.95%, 04/01/12, NATL-RE	3,000,000	3,070,980
Hawaii State Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., Inc., Series A, 5.50%, 12/01/14, Callable 09/07/10 @ 101, AMBAC	2,000,000	2,006,080
Hawaii State Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., Inc., Series A, AMT, 5.65%, 10/01/27, Callable 10/01/12 @ 101, NATL-RE	5,200,000	4,753,736
Hawaii State Department of Hawaiian Home Lands Revenue, 4.50%, 04/01/13	500,000	521,755
Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 04/01/16	500,000	533,895
Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 04/01/18	775,000	810,518
Hawaii State GO, Series BZ, 6.00%, 10/01/12, FGIC-TCRS	2,000,000	2,171,600
Hawaii State GO, Series CH, 4.75%, 11/01/11, NATL-RE, IBC	1,350,000	1,393,808
Hawaii State GO, Series CH, 4.75%, 11/01/13, NATL-RE, IBC	1,435,000	1,575,372
Hawaii State GO, Series CM, 6.50%, 12/01/13, NATL-RE, FGIC	5,000,000	5,727,000
Hawaii State GO, Series CY, 5.75%, 02/01/15, AGM	500,000	573,920
Hawaii State GO, Series DB, ETM, 5.00%, 09/01/12, NATL-RE	505,000	539,426
Hawaii State GO, Series DB, Unrefunded Portion, 5.00%, 09/01/12, NATL-RE	2,020,000	2,153,401
Hawaii State GO, Series DD, 5.00%, 05/01/17, Callable 05/01/14 @ 100, NATL-RE	1,000,000	1,088,490

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
January 31, 2011
(Unaudited)

	Principal
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DD, 5.00%, 05/01/18, Prerefunded 05/01/14 @ 100, NATL-RE	2,680,000	3,003,985
Hawaii State GO, Series DD, Unrefunded Portion, 5.00%, 05/01/18, Callable 05/01/14 @ 100, NATL-RE	1,560,000	1,687,343
Hawaii State GO, Series DI, 5.00%, 03/01/26, Callable 03/01/16 @ 100, AGM	1,000,000	1,039,920
Hawaii State GO, Series DJ, 5.00%, 04/01/19, Callable 04/01/17 @ 100, AMBAC	1,000,000	1,107,550
Hawaii State GO, Series DJ, 5.00%, 04/01/22, Callable 04/01/17 @ 100, AMBAC	875,000	942,113
Hawaii State GO, Series DK, 5.00%, 05/01/17	4,000,000	4,569,720
Hawaii State GO, Series DK, 5.00%, 05/01/28, Callable 05/01/18 @ 100	3,000,000	3,082,320
Hawaii State GO, Series DQ, 4.00%, 06/01/14	900,000	973,980
Hawaii State GO, Series DQ, 5.00%, 06/01/23, Callable 06/01/19 @ 100	3,000,000	3,208,350
Hawaii State GO, Series DT, 5.00%, 11/01/15	1,500,000	1,701,945
Hawaii State GO, Series DT, 5.00%, 11/01/16	1,800,000	2,062,152
Hawaii State GO, Series DT, 5.00%, 11/01/19	3,000,000	3,399,120
Hawaii State Harbor System Revenue, Series A, 5.63%, 07/01/40, Callable 07/01/20 @ 100	3,000,000	2,938,590
Hawaii State Harbor System Revenue, Series A, AMT, 5.25%, 07/01/16, AGM	1,105,000	1,178,206
Hawaii State Harbor System Revenue, Series B, AMT, 5.50%, 07/01/19, Callable 07/01/12 @ 100, AMBAC	1,500,000	1,524,540
Hawaii State Housing Finance & Development Corp., Single Family Mortgage Purpose Revenue, Series A, AMT, 5.40%, 07/01/29, Callable 09/07/10 @ 100, FNMA	1,565,000	1,564,844
Honolulu City & County Board of Water Supply System Revenue, Series A, 4.75%, 07/01/18, Callable 07/01/14 @ 100, NATL-RE, FGIC	2,970,000	3,106,798
Honolulu City & County Board of Water Supply System Revenue, Series A, 4.50%, 07/01/23, Callable 07/01/16 @ 100, NATL-RE	1,500,000	1,547,175
Honolulu City & County Board of Water Supply System Revenue, Series A, 4.75%, 07/01/31, Callable 07/01/16 @ 100, NATL-RE	2,565,000	2,512,366

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
January 31, 2011
(Unaudited)

	Principal
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series B, AMT, 5.25%, 07/01/17, Callable 07/01/16 @ 100, NATL-RE	1,300,000	1,399,268
Honolulu City & County GO, ETM, 6.00%, 12/01/11, FGIC-TCRS	2,320,000	2,426,836
Honolulu City & County GO, Series A, 5.00%, 04/01/18	5,000,000	5,684,800
Honolulu City & County GO, Series A, 5.38%, 09/01/18, Prerefunded 09/01/11 @ 100, AGM	3,500,000	3,599,330
Honolulu City & County GO, Series A, 5.00%, 07/01/19, Callable 07/01/15 @ 100, NATL-RE	6,250,000	6,768,063
Honolulu City & County GO, Series A, 5.00%, 07/01/21, Callable 07/01/17 @ 100, AGM	6,680,000	7,266,771
Honolulu City & County GO, Series A, 5.00%, 04/01/24, Callable 04/01/19 @ 100	1,110,000	1,178,642
Honolulu City & County GO, Series A, 5.00%, 07/01/26, Callable 07/01/15 @ 100, NATL-RE	5,000,000	5,060,900
Honolulu City & County GO, Series A, 5.00%, 07/01/27, Callable 07/01/15 @ 100, NATL-RE	3,150,000	3,173,405
Honolulu City & County GO, Series A, 5.00%, 07/01/28, Callable 07/01/15 @ 100, NATL-RE	1,275,000	1,279,450
Honolulu City & County GO, Series A, 5.00%, 07/01/29, Callable 07/01/17 @ 100, AGM	2,315,000	2,356,809
Honolulu City & County GO, Series A, 5.00%, 07/01/29, Callable 07/01/15 @ 100, NATL-RE	2,000,000	1,999,920
Honolulu City & County GO, Series A, ETM, 5.75%, 04/01/11, FGIC	1,020,000	1,028,945
Honolulu City & County GO, Series A, ETM, 5.75%, 04/01/13, FGIC-TCRS	850,000	939,768
Honolulu City & County GO, Series A, Unrefunded Portion, 5.75%, 04/01/12, FGIC-TCRS	1,865,000	1,974,606
Honolulu City & County GO, Series A, Unrefunded Portion, 5.75%, 04/01/13, FGIC-TCRS	3,345,000	3,681,540
Honolulu City & County GO, Series B, ETM, 5.25%, 10/01/12	200,000	215,174
Honolulu City & County GO, Series B, ETM, 5.00%, 10/01/13	630,000	697,234
Honolulu City & County GO, Series B, Unrefunded Portion, 5.25%, 10/01/12, FGIC-TCRS	640,000	687,008

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
January 31, 2011
(Unaudited)

	Principal
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series D, 5.00%, 07/01/20, Callable 07/01/15 @ 100, NATL-RE	5,000,000	5,346,150
Honolulu City & County GO, Series D, 5.25%, 09/01/22, Callable 09/01/19 @ 100	1,000,000	1,114,560
Honolulu City & County GO, Series D, 5.25%, 09/01/24, Callable 09/01/19 @ 100	2,800,000	3,030,804
Honolulu City & County GO, Series D, 5.25%, 09/01/29, Callable 09/01/19 @ 100	2,745,000	2,840,663
Honolulu City & County GO, Series F, 5.00%, 07/01/22, Callable 07/01/15 @ 100, NATL-RE, FGIC	4,115,000	4,330,749
Honolulu City & County Waste Water System Revenue, 1st Bond Resolution, Series A, 5.00%, 07/01/21, Callable 07/01/19 @ 100	1,000,000	1,084,920
Honolulu City & County Waste Water System Revenue, 1st Bond Resolution, Series A, 5.00%, 07/01/24, Callable 07/01/19 @ 100	1,000,000	1,051,090
Honolulu City & County Waste Water System Revenue, 1st Bond Resolution, Series A, 5.00%, 07/01/31, Callable 07/01/17 @ 100, NATL-RE	3,500,000	3,507,455
Honolulu City & County Waste Water System Revenue, Series B-1, 5.00%, 07/01/32, Callable 07/01/16 @ 100, NATL-RE	5,015,000	4,930,648
Honolulu City & County Wastewater System Revenue, Junior Series A, 2nd Board Resolution, 4.50%, 07/01/27, Callable 07/01/20 @ 100	3,000,000	2,817,570
Honolulu City & County Wastewater System Revenue, Senior Series A, 1st Board Resolution, 5.00%, 07/01/27, Callable @ 07/01/19 @ 100	2,565,000	2,626,791
Maui County GO, Series B, 4.00%, 06/01/16	1,000,000	1,085,280
University of Hawaii Revenue, Series A-2, 4.00%, 10/01/19	1,170,000	1,222,241
University of Hawaii Revenue, Series B-2, 5.00%, 10/01/18	1,310,000	1,475,663
University of Hawaii System Revenue, Series A, 5.50%, 07/15/16, Prerefunded 07/15/12 @ 100, FGIC	1,000,000	1,069,880
University of Hawaii System Revenue, Series A, 5.50%, 07/15/22, Prerefunded 07/15/12 @ 100, FGIC	1,205,000	1,289,205

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
January 31, 2011
(Unaudited)

	Principal
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii System Revenue, Series A, 5.50%, 07/15/29, Prerefunded 07/15/12 @ 100, FGIC	1,500,000	1,604,820
University of Hawaii System Revenue, Series A, 5.13%, 07/15/32, Prerefunded 07/15/12 @ 100, FGIC	1,605,000	1,708,474

		182,972,310

Illinois (3.8)%
Chicago Midway Airport Revenue, Series C, 5.50%, 01/01/15, NATL-RE	2,000,000	2,197,120
Illinois Municipal Electric Agency Power Supply Revenue, Series C, 5.25%, 02/01/21, NATL-RE, FGIC	4,665,000	4,994,536
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO, CAB, 0.00%, 02/01/23 (a), NATL-RE, FGIC	5,505,000	2,734,334

		9,925,990

Indiana (0.8)%
Franklin Township Independent School Building Corp. Revenue, Marion County, First Mortgage, 5.00%, 07/15/16, AGM, State Aid Withholding	1,000,000	1,094,060
Tri-Creek 2002 High School Building Corp. Revenue, 5.00%, 07/15/15, Prerefunded 07/15/13 @ 100, AGM, State Aid Withholding	1,000,000	1,098,360

		2,192,420

Kentucky (0.5)%
Kentucky State Property & Building Commission Revenue, Project No. 73, Second Series, 5.50%, 11/01/16, Callable 11/01/12 @ 100, AGM	1,250,000	1,325,037

Massachusetts (1.7)%
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Contract Assistance, Series B, 5.00%, 01/01/23, Callable 01/01/20 @ 100	2,500,000	2,679,950
Massachusetts Water Resources Authority Revenue, Series B, 5.00%, 08/01/21, Callable 08/01/19 @ 100, GO of Authority	1,500,000	1,644,465

		4,324,415

Michigan (0.9)%
Michigan State Strategic Fund Ltd. Obligation Revenue, 6.95%, 05/01/11, NATL-RE, FGIC	2,245,000	2,272,456

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
January 31, 2011
(Unaudited)

	Principal
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

North Carolina (0.3)%
Mecklenburg County GO, Series A, 5.00%, 08/01/19	750,000	865,995

Ohio (1.7)%
Hamilton County Sales Tax Revenue, Series B, Unrefunded Portion, 5.25%, 12/01/18, Callable 12/01/10 @ 100, AMBAC	205,000	205,566
Ohio State Building Authority, Adult Correction Facility Revenue, Series A, 5.50%, 10/01/14, Callable 10/01/11 @ 100, AGM	1,000,000	1,028,480
Ohio State, Infrustracture Improvement GO, Series A, 5.00%, 09/01/20, Callable 03/01/15 @ 100	1,900,000	2,030,473
Ohio State, Infrustracture Improvement GO, Series A, 5.00%, 08/01/21	1,000,000	1,106,710

		4,371,229

South Carolina (0.4)%
Richland County School District No. 2 GO, Series B, 5.00%, 02/01/18, Callable 02/01/12 @ 100, NATL-RE, FGIC, SCSDE	1,000,000	1,082,730

Texas (6.0)%
Barbers Hill Independent School District GO, 5.00%, 02/15/24, Callable 02/15/15 @ 100, PSF-GTD	2,395,000	2,481,555
Bexar County GO, Series A, 5.00%, 06/15/23, Callable 06/15/19 @ 100	1,000,000	1,105,650
Galveston County GO, CAB, Series RD, 0.00%, 02/01/24, NATL-RE, FGIC	2,630,000	1,354,871
Grapevine GO, Series A, 5.00%, 08/15/24, Callable 02/15/15 @ 100, NATL-RE	2,345,000	2,416,546
Houston Independent School District GO, Series A, 5.00%, 02/15/24, Callable 02/15/15 @ 100, PSF-GTD	2,000,000	2,072,280
Lone Star College System GO, Series A, Limited Tax, 5.00%, 08/15/23, Callable 08/15/12 @ 100	1,920,000	1,990,272
New Braunfels GO, 5.00%, 10/01/16, Callable 10/01/14 @ 100, AMBAC	1,365,000	1,487,632
San Antonio Electric & Gas Revenue, Series A, 5.00%, 02/01/18	2,000,000	2,265,520
Texas State Transportation Commission Revenue, First Tier, 5.00%, 04/01/23, Callable 04/01/17 @ 100	500,000	530,965

		15,705,291

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
January 31, 2011
(Unaudited)

	Principal
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Washington (3.1)%
King County School District No. 403 Renton GO, 5.00%, 12/01/24, Callable 12/01/16 @ 100, NATL-RE, FGIC, School Bond Guarantee	3,000,000	3,170,400
Port of Seattle Revenue, 5.00%, 02/01/25, Callable 02/01/16 @ 100, XLCA	2,000,000	2,046,080
Snohomish County GO, 5.25%, 12/01/11, Prerefunded 12/01/11 @ 100, NATL-RE	325,000	337,954
Snohomish County GO, Unrefunded Portion, 5.25%, 12/01/12, Callable 12/01/11 @ 100, NATL-RE	2,555,000	2,656,842

		8,211,276

TOTAL MUNICIPAL BONDS (Cost $255,682,305)		258,938,820

	Shares

INVESTMENT COMPANY (0.5)%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.11% (b)	1,238,249	1,238,249

TOTAL INVESTMENT COMPANY (Cost $1,238,249)		1,238,249

TOTAL INVESTMENTS — 99.5%
(Cost $256,920,554)		260,177,069
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		1,436,221

NET ASSETS — 100.0%		$261,613,290

(a)	Rate disclosed represents the effective yield at time of purchase.
(b)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2011.

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Concluded)
January 31, 2011
(Unaudited)

AGM	Insured by Assured Guaranty Municipal Corp.
AGM-CR	Insured by Assured Guaranty Municipal Corp. Custodial Receipts
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Subject to Alternative Minimum Tax
BNYM	Insured by Bank of New York Mellon
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FNMA	Insured by Federal National Mortgage Association
GO	General Obligation
IBC	Insurance Bond Certificate
NATL-RE	Insured by National Reinsurance Corp.
PSF-GTD	Insured by Public School Funding Guaranty
SCSDE	Insured by South Carolina School Discount Enhancement
TCRS	Transferable Custodial Receipts
XLCA	Insured by XL Capital Assurance

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments
January 31, 2011
(Unaudited)

	Principal
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS (98.6)%
Arizona (0.9)%
Vistancia Community Facilities District GO, 4.00%, 07/15/13	500,000	508,400

Florida (1.4)%
Highlands County Health Facilities Authority Revenue, Series G, ETM, 5.00%, 11/15/11	25,000	25,858
Highlands County Health Facilities Authority Revenue, Series G, Unrefunded Portion, 5.00%, 11/15/11	755,000	776,986

		802,844

Georgia (2.7)%
Georgia State GO, Series C, 5.50%, 07/01/12	500,000	534,520
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue, Series A, 5.00%, 07/01/12, AMBAC	1,000,000	1,058,370

		1,592,890

Guam (2.6)%
Guam Economic Development & Commerce Authority, CAB, Series B, ETM, 5.40%, 05/15/15	1,350,000	1,546,439

Hawaii (61.1)%
Hawaii County GO, Series A, 5.00%, 03/01/15	400,000	447,928
Hawaii County GO, Series A, 4.00%, 03/01/16	400,000	434,928
Hawaii Pacific Health Special Purpose Revenue, Series A, 3.00%, 07/01/14	500,000	491,385
Hawaii State Airports System Revenue, Second Series, AMT, ETM, 6.90%, 07/01/12	485,000	508,988
Hawaii State Airports System Revenue, Second Series, AMT, ETM, 6.90%, 07/01/12, NATL-RE, IBC	290,000	304,343
Hawaii State Airports System Revenue, Series B, AMT, 4.00%, 07/01/15	1,000,000	1,033,890
Hawaii State GO, Series CH, 4.75%, 11/01/13, NATL-RE, IBC	1,000,000	1,097,820
Hawaii State GO, Series CM, ETM, 6.00%, 12/01/11, NATL-RE, FGIC	1,000,000	1,046,050
Hawaii State GO, Series CX, 5.50%, 02/01/15, Prerefunded 02/01/12 @ 100, AGM	1,500,000	1,575,075
Hawaii State GO, Series CX, 5.50%, 02/01/21, Prerefunded 02/01/12 @ 100, AGM	685,000	719,284
Hawaii State GO, Series CY, 5.50%, 02/01/12, AGM	725,000	760,017
Hawaii State GO, Series CY, 5.75%, 02/01/13, AGM	1,500,000	1,640,970
Hawaii State GO, Series CZ 5.50%, 07/01/14, Prerefunded 07/01/12 @ 100, AGM	1,275,000	1,361,713
Hawaii State GO, Series CZ, 5.25%, 07/01/12, AGM	2,000,000	2,125,780

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Continued)
January 31, 2011
(Unaudited)

	Principal
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series CZ, 5.25%, 07/01/15, Prerefunded 07/01/12 @ 100, AGM	1,000,000	1,064,500
Hawaii State GO, Series CZ, 5.25%, 07/01/20, Prerefunded 07/01/12 @ 100, AGM	1,000,000	1,063,770
Hawaii State GO, Series DA, 5.25%, 09/01/17, Prerefunded 09/01/13 @ 100, NATL-RE	1,010,000	1,120,878
Hawaii State GO, Series DE, 5.00%, 10/01/12, NATL-RE	1,000,000	1,069,330
Hawaii State GO, Series DF, 5.00%, 07/01/12, AMBAC	675,000	715,088
Hawaii State GO, Series DG, 5.00%, 07/01/12, AMBAC	2,000,000	2,118,780
Hawaii State GO, Series DG, 5.00%, 07/01/13, AMBAC	1,000,000	1,094,800
Hawaii State GO, Series DG, 5.00%, 07/01/16, Callable 07/01/15 @ 100, AMBAC	1,000,000	1,120,200
Hawaii State GO, Series DO, 3.00%, 08/01/12	1,100,000	1,136,377
Hawaii State GO, Series DQ, 4.00%, 06/01/13	1,000,000	1,069,080
Hawaii State GO, Series DR, 4.00%, 06/01/14	1,000,000	1,082,200
Hawaii State Highway Revenue Bonds, Series B 5.25%, 07/01/18, AGM	500,000	574,965
Hawaii State Housing & Community Development Corp. Rental Housing System Revenue, Series A, 3.70%, 07/01/13, AGM	1,055,000	1,070,192
Honolulu City & County GO, Series B, 5.50%, 07/01/13, AGM	1,000,000	1,103,140
Honolulu City & County GO, Series B, ETM, 5.25%, 10/01/12	800,000	860,696
Honolulu City & County GO, Series D, 2.25%, 09/01/14	780,000	799,750
Honolulu City & County GO, Series D, 5.00%, 09/01/14	1,140,000	1,272,981
Honolulu City & County GO, Series F, 5.25%, 07/01/17, Callable 07/01/15 @ 100, NATL-RE, FGIC	400,000	444,780
Honolulu City & County Waste Water System Revenue, 1st Bond Resolution, Senior Sub-Series A, 4.00%, 07/01/16	250,000	268,340
Honolulu City & County Waste Water System Revenue, Series A, 2.25%, 07/01/11	1,000,000	1,005,150
Honolulu City & County Waste Water System Revenue, Series A, 4.00%, 07/01/13	500,000	527,050
University of Hawaii Revenue, Series A, 5.00%, 10/01/14	500,000	555,870
University of Hawaii System Revenue, Series A, 5.50%, 07/15/16, Prerefunded 07/15/12 @ 100, FGIC	1,090,000	1,166,169

		35,852,257

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Continued)
January 31, 2011
(Unaudited)

	Principal
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Illinois (0.9)%
Chicago Midway Airport Revenue, Second Lien, Series B, 5.00%, 01/01/12, AMBAC	500,000	514,985

Indiana (0.9)%
Northwest Allen County Middle School Building Corp. Revenue, First Mortgage, 5.25%, 07/15/18, Callable 07/15/13 @ 100, NATL-RE, State Aid Withholding	500,000	530,145

Michigan (1.3)%
Michigan State Hospital Finance Authority Revenue, Oakwood Obligated Group, 5.50%, 11/01/12	750,000	789,060

Minnesota (2.7)%
Minnesota State GO, 5.00%, 08/01/12, Callable 08/01/12 @ 100	1,500,000	1,596,885

Missouri (1.5)%
Cape Girardeau County Industrial Development Authority, Health Care Facilities Revenue, 5.75%, 06/01/32, Prerefunded 06/01/12 @ 100	825,000	878,254

New York (3.5)%
New York City GO, Series C, 4.25%, 01/01/12	1,000,000	1,033,860
New York State Thruway Authority Highway & Bridge Trust Fund, Series B, 5.25%, 04/01/12, AMBAC	1,000,000	1,054,440

		2,088,300

North Carolina (1.9)%
North Carolina State GO, Series B, 5.00%, 06/01/14	1,000,000	1,121,490

Ohio (1.9)%
Ohio State GO, 5.00%, 06/15/13, Prerefunded 06/15/13 @ 100	1,000,000	1,095,040

Pennsylvania (2.8)%
Pennsylvania Higher Educational Facilties Authority Revenue, Temple University, 5.00%, 04/01/16, NATL-RE	500,000	556,825
Philadelphia Water & Waste Water Revenue, Series B, 5.50%, 11/01/11, NATL-RE, FGIC	1,030,000	1,064,196

		1,621,021

Puerto Rico (5.0)%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, ETM, 6.25%, 07/01/13, NATL-RE, IBC, Commonwealth Guaranteed	1,200,000	1,351,848

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Continued)
January 31, 2011
(Unaudited)

	Principal
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Puerto Rico — (Continued)
Puerto Rico Commonwealth Highway & Transportation Authority Revenue, Series D, 5.75%, 07/01/41, Prerefunded 07/01/12 @ 100	500,000	534,655
Puerto Rico Public Finance Corp., Series E, 5.50%, 08/01/29, Prerefunded 02/01/12 @ 100	1,000,000	1,048,000

		2,934,503

Tennessee (2.9)%
Sullivan County Health Educational & Housing Facilities Board Revenue, Wellmont Health Systems Project, 6.25%, 09/01/32, Prerefunded 09/01/12 @ 101	480,000	525,269
Wilson County GO, 5.00%, 04/01/12, NATL-RE	1,135,000	1,192,556

		1,717,825

Texas (0.8)%
North Harris Montgomery Community College District, Lone Star College System GO, 4.50%, 02/15/14, NATL-RE	425,000	462,799

Washington (1.7)%
Washington State Health Care Facilities Authority Revenue, Providence Health System, Series A, 5.63%, 10/01/14, Callable 10/01/11 @ 100, NATL-RE	1,000,000	1,029,440

Wisconsin (2.1)%
Waukesha GO, Series A, 5.00%, 10/01/16, Callable 10/01/14 @ 100, AGM	1,095,000	1,215,713

TOTAL MUNICIPAL BONDS (Cost $56,969,944)		57,898,290

	Shares

INVESTMENT COMPANY (0.3)%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.11% (a)	175,041	175,041

TOTAL INVESTMENT COMPANY (Cost $175,041)		175,041

TOTAL INVESTMENTS — 98.9%
(Cost $57,144,985)		58,073,331
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		633,830

NET ASSETS — 100.0%		$58,707,161

(a)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2011.

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Concluded)
January 31, 2011
(Unaudited)

AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Subject to Alternative Minimum Tax
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
GO	General Obligation
IBC	Insurance Bond Certificate
NATL-RE	Insured by National Reinsurance Corp.

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS

Statement of Assets and Liabilities
January 31, 2011 (Unaudited)

		Pacific Capital
		Tax-Free
	Pacific Capital	Short
	Tax-Free	Intermediate
	Securities	Securities
	Fund	Fund

Assets
Investments, at value (Cost $256,920,554 and $57,144,985, respectively)	$260,177,069	$58,073,331
Receivable for capital shares sold	247,924	72,212
Dividends and interest receivable	2,686,033	623,469
Prepaid expenses and other assets	41,138	12,942

Total assets	263,152,164	58,781,954

Liabilities
Distributions payable	151,685	15,476
Payable for capital shares redeemed	1,129,164	36,750
Payable for investments purchased	242,273	—
Payable for administration and accounting fees	7,164	3,313
Payable for custodian fees	1,485	1,303
Payable for transfer agent fees	6,535	5,815
Payable for audit fees	45	6,867
Payable for legal fees	131	4,277
Payable for printing fees	239	84
Accrued expenses	153	908

Total liabilities	1,538,874	74,793

Net Assets	$261,613,290	$58,707,161

Net Assets Consisted of:
Paid-in capital (no par value)	$259,983,035	$58,624,195
Undistributed net investment income	176,732	21,298
Accumulated net realized loss from investments	(1,802,992)	(866,678)
Net unrealized appreciation on investments	3,256,515	928,346

Net Assets	$261,613,290	$58,707,161

Shares outstanding	26,767,483	5,726,030

Net asset value, offering and redemption price per share	$9.77	$10.25

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS

Statement of Operations
For the Six Months Ended January 31, 2011 (Unaudited)

		Pacific Capital
		Tax-Free
	Pacific Capital	Short
	Tax-Free	Intermediate
	Securities	Securities
	Fund	Fund

Investment Income:
Interest	$5,870,525	$722,448
Dividends	2,366	685
Other Income (Note 9)	814,527	98,455

Total Investment Income	6,687,418	821,588

Expenses:
Advisory fees (Note 2)	283,428	68,857
Administration and accounting fees (Note 2)	46,675	23,128
Trustees’ and officers’ fees	17,741	7,870
Transfer agent fees (Note 2)	15,422	12,992
Audit fees	12,022	14,590
Legal fees	10,908	10,312
Custodian fees (Note 2)	9,570	7,881
Printing and shareholder reporting fees	6,202	1,587
Registration and filing fees	1,490	1,403
Other expenses	18,923	6,175

Total expenses before waivers and reimbursements	422,381	154,795

Less: waivers and reimbursements (Note 2)	(283,428)	(68,857)

Net expenses after waivers and reimbursements	138,953	85,938

Net investment income	6,548,465	735,650

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments	118,512	(13,787)
Net change in unrealized depreciation on investments	(11,458,371)	(884,691)

Net realized and unrealized loss on investments	(11,339,859)	(898,478)

Net decrease in net assets resulting from operations	$(4,791,394)	$(162,828)

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund
Statement of Changes in Net Assets

	Six Months Ended
	January 31, 2011	Year Ended
	(Unaudited)	July 31, 2010

Increase (Decrease) in net assets from operations:
Net investment income	$6,548,465	$9,353,858
Net realized gain from investments	118,512	199,402
Change in unrealized appreciation (depreciation) from investments	(11,458,371)	4,565,054

Net increase (decrease) in net assets resulting from operations	(4,791,394)	14,118,314

Less Dividends and Distributions to Shareholders*:
Distributions to Class A Shareholers*:
From net investment income	—	(187,683)
Distributions to Class B Shareholders*:
From net investment income	—	(2,668)
Distributions to Class Y Shareholders:
From net investment income	(6,371,733)	(9,192,615)

Net decrease in net assets from dividends and distributions to shareholders	(6,371,733)	(9,382,966)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	2,132,027	26,378,430

Total increase (decrease) in net assets	(9,031,100)	31,113,778

Net assets
Beginning of period	270,644,390	239,530,612

End of period	$261,613,290	$270,644,390

Undistributed net investment income, end of period	$176,732	$—

*	Classes A and B shares converted into Class Y shares during the year ended July 31, 2010. See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund
Statement of Changes in Net Assets (continued)

	Six Months Ended
	January 31, 2011	Year Ended
	(Unaudited)	July 31, 2010

Increase (Decrease) in net assets from operations:
Net investment income	$735,650	$970,455
Net realized loss from investments	(13,787)	(15,687)
Change in unrealized appreciation (depreciation) from investments	(884,691)	426,343

Net increase (decrease) in net assets resulting from operations	(162,828)	1,381,111

Less Dividends and Distributions to Shareholders*:
Distributions to Class A Shareholers*:
From net investment income	—	(17,677)
Distributions to Class Y Shareholders:
From net investment income	(714,352)	(931,475)

Net decrease in net assets from dividends and distributions to shareholders	(714,352)	(949,152)

Increase (Decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	(8,707,140)	4,905,637

Total increase (decrease) in net assets	(9,584,320)	5,337,596

Net assets
Beginning of period	68,291,481	62,953,885

End of period	$58,707,161	$68,291,481

Undistributed net investment income, end of period	$21,298	$—

*	Classes A and B shares converted into Class Y shares during the year ended July 31, 2010. See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund
Financial Highlights

Contained below is per share operating performance data for Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	For the
	Six Months		For the	For the	For the	For the	For the
	Ended		Year	Year	Year	Year	Year
	January 31, 2011		Ended	Ended	Ended	Ended	Ended
Class Y	(Unaudited)		July 31, 2010	July 31, 2009	July 31, 2008	July 31, 2007	July 31, 2006

Per Share Operating Performance
Net asset value, beginning of period	$10.16		$9.97	$9.94	$10.09	$10.15	$10.57

Net investment income	0.24		0.37	0.41	0.44	0.43	0.42
Net realized and unrealized gain (loss) from investments	(0.40)		0.20	0.04	(0.14)	(0.05)	(0.29)

Net increase (decrease) in net assets resulting from operations	(0.16)		0.57	0.45	0.30	0.38	0.13

Dividends to shareholders from:
Net investment income	(0.23)		(0.38)	(0.41)	(0.44)	(0.43)	(0.42)
Net realized gains	—		—	(0.01)	(0.01)	(0.01)	(0.13)

Net asset value, end of period	$9.77		$10.16	$9.97	$9.94	$10.09	$10.15

Total investment return	(1.63	)%*(c)	5.77%	4.75%	3.02%	3.81%	1.34%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$261,613		$270,644	$233,348	$254,182	$282,671	$287,126

Ratio of expenses to average net assets	0.10	%**	0.71%	0.76%	0.70%	0.68%	0.73%
Ratio of expenses to average net assets without waivers and expense reimbursements(a)	0.30	%**	0.87%	0.91%	0.85%	0.83%	0.94%
Ratio of net investment income to average net assets	4.62	%**(c)	3.80%	4.21%	4.36%	4.25%	4.09%
Portfolio turnover rate	8.75	%*	12.10%	23.69%	30.61%	19.29%	59.63	%(b)

*	Not annualized.
**	Annualized.
(a)	During the period certain fees were reduced. If such fee reductions had not occured the ratios would have been as indicated.
(b)	The portfolio turnover rate increased significantly during the period. This increase was primarily attributable to cash flows into and out of the Fund, as well as tactical portfolio adjustments made in response to rising short and intermediate interest rates. The basic characteristics of the Fund in terms of market capitalization, style, and diversification have not changed.
(c)	During the period, the Fund received a distribution from a ‘fair fund‘ established by the Securities and Exchange Commission in connection with a consent order against BISYS Fund Services, Inc. (See Note 9 in the Notes to Financial Statements). Had this settlement not occurred the ratio of net investment income to average net assets and total return for the Fund would have been 4.05% and (1.93)%, respectively.

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund
Financial Highlights

Contained below is per share operating performance data for Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	For the
	Six Months		For the	For the	For the	For the	For the
	Ended		Year	Year	Year	Year	Year
	January 31, 2011		Ended	Ended	Ended	Ended	Ended
Class Y	(Unaudited)		July 31, 2010	July 31, 2009	July 31, 2008	July 31, 2007	July 31, 2006

Per Share Operating Performance
Net asset value, beginning of period	$10.39		$10.32	$10.20	$10.08	$10.11	$10.27

Net investment income	0.11		0.15	0.26	0.33	0.34	0.31
Net realized and unrealized gain (loss) from investments	(0.14)		0.06	0.12	0.12	(0.03)	(0.16)

Net increase (decrease) in net assets resulting from operations	(0.03)		0.21	0.38	0.45	0.31	0.15

Dividends to shareholders from:
Net investment income	(0.11)		(0.14)	(0.26)	(0.33)	(0.34)	(0.31)

Net asset value, end of period	$10.25		$10.39	$10.32	$10.20	$10.08	$10.11

Total investment return	(0.30	)%*(c)	2.10%	3.80%	4.55%	3.08%	1.47%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$58,707		$68,291	$61,113	$47,552	$50,835	$62,816

Ratio of expenses to average net assets	0.25	%**	0.77%	0.81%	0.77%	0.74%	0.75%
Ratio of expenses to average net assets without waivers and expense reimbursements(a)	0.45	%**	0.88%	0.91%	0.87%	0.83%	0.91%
Ratio of net investment income to average net assets	2.14	%**(c)	1.46%	2.47%	3.27%	3.33%	3.03%
Portfolio turnover rate	12.19	%*	22.81%	40.33%	39.29%	68.09%	112.73	%(b)

*	Not annualized.
**	Annualized.
(a)	During the period certain fees were reduced. If such fee reductions had not occured the ratios would have been as indicated.
(b)	The portfolio turnover rate increased significantly during the period. This increase was primarily attributable to tactical portfolio adjustments made in response to rising short and intermediate interest rates and Hawaii municipal bond availability. The basic characteristics of the Fund in terms of style and diversification have not changed.
(c)	During the period, the Fund received a distribution from a ‘fair fund‘ established by the Securities and Exchange Commission in connection with a consent order against BISYS Fund Services, Inc. (See Note 9 in the Notes to Financial Statements). Had this settlement not occurred the ratio of net investment income to average net assets and total return for the Fund would have been 1.85% and (0.39)%, respectively.

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS

Notes to Financial Statements
January 31, 2011
(Unaudited)

1.	Organization and Significant Accounting Policies

Pacific Capital Tax-Free Securities Fund and Pacific Capital Tax-Free Short Intermediate Securities Fund (each a “Fund” and together the “Funds”) are non-diversified open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are each a separate series of FundVantage Trust (the “Trust”), which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. As of January 31, 2011, there were eighteen series of the Trust that were operational, including the Funds. The Funds are each authorized to issue and offer Class Y shares.

On June 28, 2010, the Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund, each a series of the Trust, acquired, respectively, substantially all of the assets and liabilities of the Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund, each a series of Pacific Capital Funds, pursuant to an Agreement and Plan of Reorganization. As a result of the reorganization, Pacific Capital Tax-Free Securities Fund is the accounting successor to the Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund is the accounting successor to the Tax-Free Short Intermediate Securities Fund. See Note 7 for additional information on the reorganization.

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)
January 31, 2011
(Unaudited)

result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurement — The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized in the three levels as described in the hierachy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The fair value of the Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2011, in valuing the Funds’ assets at fair value:

			Level 2	Level 3
		Level 1	Significant	Significant
		Quoted	Observable	Unobservable
Funds	Total	Price	Inputs	Inputs

Pacific Capital Tax-Free Securities Fund
Municipal Bonds	$258,938,820	$—	$258,938,820	$—
Investment Company	1,238,249	1,238,249	—	—

Total	$260,177,069	$1,238,249	$258,938,820	$—

Pacific Capital Tax-Free Short Intermediate Securities Fund
Municipal Bonds	$57,898,290	$—	$57,898,290	$—
Investment Company	175,041	175,041	—	—

Total	$58,073,331	$175,041	$57,898,290	$—

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)
January 31, 2011
(Unaudited)

changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended January 31, 2011, there were no transfers between Levels 1, 2 and 3.

USE OF ESTIMATES — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — Investment transactions are recorded on trade date for financial statement preparation purposes. As prescribed by the 1940 Act, investment transactions not settling on the same day are recorded and factored into a Fund’s NAV on the business day following trade date (T+1). Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to such Fund’s shareholders, which will be sufficient to relieve it from U.S. income and excise taxes.

OTHER — In the normal course of business, a Fund may enter into contracts that provide general indemnifications. A Fund’s maximum exposure under these arrangements is dependent on claims that may be made against it in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)
January 31, 2011
(Unaudited)

2.	Transactions with Affiliates and Related Parties

Investment advisory services are provided to the Trust by the Asset Management Group of Bank of Hawaii (the “Adviser”). Under terms of an advisory agreement, each Fund is charged an annual fee, which is computed daily and paid monthly based upon average daily net assets. The Adviser has agreed to waive its advisory fee (the “Waiver”). The Waiver will remain in effect until November 30, 2012. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees.

Fee rates for the period August 1, 2010 through January 31, 2011 were as follows:

		Net Annual
		Fees Paid After
	Maximum Annual	Contractual
	Advisory Fee	Waivers

Pacific Capital Tax-Free Securities Fund	0.20%	0.00%
Pacific Capital Tax-Free Short Intermediate Securities Fund	0.20	0.00

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), formerly PNC Global Investment Servicing (U.S.) Inc., serves as administrator and Transfer Agent for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average daily net assets and is subject to certain minimum monthly fees.

For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average net assets and is subject to certain minimum monthly fees.

PFPC Trust Company (“PFPC Trust”), a member of BNY Mellon, provides certain custodial services to the Funds. PFPC Trust is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average net assets and is subject to certain minimum monthly fees.

BNY Mellon Distributors Inc., formerly known as PFPC Distributors, Inc., provides principal underwriting services to the Funds.

The Trustees of the Trust, who are not affiliated with BNY Mellon, receive an annual retainer and out-of-pocket expenses for meetings attended. The remuneration paid to the Trustees and Officers by the Funds during the six month period ended January 31, 2011 was $25,611. Certain employees of BNY Mellon are Officers and Trustees of the Trust. They are not compensated by the Funds or the Trust.

3.	Investments in Securities

For the six months ended January 31, 2011, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales

Pacific Capital Tax-Free Securities Fund	$31,210,496	$23,991,996
Pacific Capital Tax-Free Short Intermediate Securities Fund	8,120,962	15,127,165

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)
January 31, 2011
(Unaudited)

4.	Capital Share Transactions

For the six months ended January 31, 2011 and the year ended July 31, 2010, transactions in capital shares (authorized shares unlimited) were as follows:

	For The Six Months Ended
	January 31, 2011		For The Year Ended
	(Unaudited)		July 31, 2010
	Shares	Value	Shares	Value

Pacific Capital Tax-Free Securities Fund
Class A
Sales	—	$—	77,570	$781,525
Reinvestments	—	—	11,304	113,414
Redemptions	—	—	(94,450)	(946,547)
Converted to Class Y Shares	—	—	(588,822)	(5,902,858)

Net Decrease	—	$—	(594,398)	$(5,954,466)

Class B
Sales	—	$—	—	$—
Reinvestments	—	—	246	2,468
Redemptions	—	—	(23,653)	(238,374)
Converted to Class Y Shares	—	—	(3,454)	(34,633)

Net Decrease	—	$—	(26,861)	$(270,539)

Class C
Sales	—	$—	10	$96
Reinvestments	—	—	—	—
Redemptions	—	—	(1,149)	(11,533)

Net Decrease	—	$—	(1,139)	$(11,437)

Class Y
Sales	4,981,179	$50,544,905	7,235,246	$72,990,198
Reinvestments	8,734	87,904	3,746	37,866
Redemptions	(4,850,937)	(48,500,782)	(4,596,070)	(46,350,683)
Converted from Class A and B Shares	—	—	589,858	5,937,491

Net Increase	138,976	$2,132,027	3,232,780	$32,614,872

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)
January 31, 2011
(Unaudited)

	For The Six Months Ended
	January 31, 2011		For The Year Ended
	(Unaudited)		July 31, 2010
	Shares	Value	Shares	Value

Pacific Capital Tax-Free Short Intermediate Securities Fund
Class A
Sales	—	$—	4,537	$46,599
Reinvestments	—	—	1,508	15,494
Redemptions	—	—	(37,999)	(390,611)
Converted to Class Y Shares	—	—	(146,371)	(1,504,672)

Net Decrease	—	$—	(178,325)	$(1,833,190)

Class C
Sales	—	$—	1	$15
Reinvestments	—	—	—	—
Redemptions	—	—	(1,073)	(11,037)

Net Decrease	—	$—	(1,072)	$(11,022)

Class Y
Sales	1,673,963	$17,368,086	3,780,777	$39,094,397
Reinvestments	1,445	14,921	377	3,908
Redemptions	(2,524,037)	(26,090,147)	(3,276,270)	(33,853,128)
Converted from Class A Shares	—	—	145,553	1,504,672

Net Increase (Decrease)	(848,629)	$(8,707,140)	650,437	$6,749,849

5.	Federal Tax Information

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The tax character of distributions paid during the fiscal year ended July 31, 2010 were as follows:

	Net	Net	Total	Tax	Total
	Investment	Long-Term	Taxable	Exempt	Distributions
	Income	Capital Gains	Distributions	Distributions	Paid

Pacific Capital Tax-Free Securities Fund	$325,897	$—	$325,897	$9,057,069	$9,382,966
Pacific Capital Tax-Free Short Intermediate Securities Fund	—	—	—	949,152	949,152

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)
January 31, 2011
(Unaudited)

As of July 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

						Total
	Undistributed	Post-October			Unrealized	Accumulated
	Tax-Exempt	Capital	Distributions	Capital Loss	Appreciation/	Earnings/
	Income	Losses	Payable	Carryforwards	(Depreciation)	Deficit

Pacific Capital Tax-Free Securities Fund	$121,724	$—	$(121,724)	$(1,921,504)	$14,714,886	$12,793,382
Pacific Capital Tax-Free Short Intermediate Securities Fund	13,863	(22,909)	(13,863)	(829,982)	1,813,037	960,146

As of July 31, 2010, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Expires
	2013 ($)	2014 ($)	2015 ($)	2016 ($)	2017 ($)	2018 ($)

Pacific Capital Tax-Free Securities Fund	—	—	—	—	625,102	1,296,402
Pacific Capital Tax-Free Short Intermediate Securities Fund	14,258	18,908	657,223	49,093	15,122	75,378

The cost for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) as of January 31, 2011 were as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation/
	Securities	Appreciation	Depreciation	(Depreciation)

Pacific Capital Tax-Free Securities Fund	$256,920,554	$8,038,479	$(4,781,964)	$3,256,515
Pacific Capital Tax-Free Short Intermediate Securities Fund	57,144,985	1,093,915	(165,569)	928,346

6.	Concentration of Credit Risk

The Funds primarily invest in debt obligations issued by the state of Hawaii and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds are more susceptible to factors adversely affecting issues of Hawaii municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)
January 31, 2011
(Unaudited)

7.	Reorganization

On June 4, 2010, at a special meeting, shareholders of Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund (each an “Acquired Fund” and together the “Acquired Funds”) approved an Agreement and Plan of Reorganization pursuant to which the assets and identified liabilities of each of the Acquired Funds were transferred into Class Y shares of Pacific Capital Tax-Free Securities Fund and Pacific Capital Tax-Free Short Intermediate Securities Fund (each an “Acquiring Fund” and together the “Acquiring Funds”) of the Trust as noted below. Class A, Class B (with respect to the Tax-Free Securities Fund only) and Class Y shareholders of each Acquired Fund received on a pro rata basis Class Y shares of the corresponding Acquiring Fund. The consummation of the reorganizations took place on June 28, 2010 in a tax-free exchange of shares.

Acquired Fund	Acquiring Fund		Shares
(series of Pacific Capital Funds)	(series of FundVantage Trust)	Net Assets	Outstanding

Tax-Free Securities Fund	Pacific Capital Tax-Free Securities Fund	$262,350,561	26,063,299
Tax-Free Short Intermediate Securities Fund	Pacific Capital Tax-Free Short Intermediate Securities Fund	71,087,610	6,876,607

8.	New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06, “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, “Fair Value Measurements and Disclosures,” to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are currently effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact and has incorporated the appropriate disclosures required by ASU No. 2010-06 in its financial statement disclosures.

9.	Regulatory Matters

During the period ended January 31, 2011, the Funds received a distribution from a “fair fund” established by the Securities and Exchange Commission (“SEC”) in connection with a consent order against BISYS Fund Services, Inc. Additional information regarding the BISYS Fair Fund is available at www.bisysfairfund.com. The effect on the financial performance for each Fund that was allocated a portion of the distribution is disclosed in this report. Amounts are included as “Other Income” in the Statements of Operations. The corresponding impact to the net income ratio and total return for the period ended January 31, 2011 is disclosed in the Funds’ Financial Highlights.

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Concluded)
January 31, 2011
(Unaudited)

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date that the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

PACIFIC CAPITAL FUNDS

Other Information
(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (800) 258-9232 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-732-0330.

PACIFIC CAPITAL FUNDS

Privacy Notice
(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our website at www.pacificcapitalfunds.com.

If you have questions or comments about our privacy practices, please call us at (800) 258-9232.

Investment Adviser
Asset Management Group of Bank of Hawaii
130 Merchant Street, Suite 370
Honolulu, HI 96813

Administrator
BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581

Underwriter
BNY Mellon Distributors Inc.
760 Moore Road
King of Prussia, PA 19406

Custodian
PFPC Trust Company
301 Bellevue Parkway
Wilmington, DE 19809

Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel
Pepper Hamilton LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103

of
FundVantage Trust

Pacific Capital Tax-Free Securities Fund

Pacific Capital Tax-Free Short
Intermediate Securities Fund

SEMI-ANNUAL REPORT
January 31, 2011
(Unaudited)

This report is submitted for the general information of the shareholders of the Pacific Capital Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Pacific Capital Funds. Shares of the Pacific Capital Funds are distributed by BNY Mellon Distributors Inc., 760 Moore Road, King of Prussia, PA 19406.
XXXXX

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund are included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant) FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss Joel L. Weiss, President and Chief Executive Officer
(principal executive officer)
Date March 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss Joel L. Weiss, President and Chief Executive Officer
(principal executive officer)

Date March 25, 2011

By (Signature and Title)*	/s/ James G. Shaw James G. Shaw, Treasurer and Chief Financial Officer
(principal financial officer)
Date March 25, 2011

*	Print the name and title of each signing officer under his or her signature.